Basis of Presentation (Details Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) Kiosks	Dec. 31, 2017 USD ($) Kiosks	Dec. 31, 2019 USD ($)	Jan. 02, 2019 USD ($)
Cash, FDIC insured amount			$ 250,000
Cash, FDIC uninsured amount			4,200,000
Fair value of notes payable			2,000,000
Carrying value			1,853,648
Revenue	$ 723,941	$ 507,927	3,759,635	$ 2,228,910
Accumulated deficit	(78,697,974)		(76,435,235)	(66,407,622)
Loss from operations	(2,168,374)	(2,509,195)	(9,323,219)	(12,009,115)
Wrote-off net assets			149,000	216,000
Inventory valuation allowance	589,000		707,000	353,000
Deferred revenue contract liability	531,000		236,000	123,000
Revenue from new platform			5,000
Deferred commission			5,000
Deferred contract costs	5,000		11,000
Revenue remaining performance obligation, Amount			15,000
Operating lease right-of-use assets	208,311			$ 104,122		$ 514,000
Accounts payable and accrued expenses	15,000		$ 15,000
Payment for service provider agreements	15,000
Subsequent Event [Member]
Deferred revenue contract liability					$ 400,000
Direct Financing Lease Arrangements [Member]
Number of kiosks | Kiosks			78	78
Direct financing lease, imputed interest rate			10.70%	10.70%
Maximum [Member]
Property and equipment, estimated useful life			5 years
Minimum [Member]
Property and equipment, estimated useful life			3 years
Colombian [Member]
Cash held			$ 264,000
Colombian [Member] | Revenues [Member] | Customer [Member]
Percentage of concentration risk			12.00%	17.00%
Colombian [Member] | Revenues [Member] | Four Customers [Member]
Percentage of concentration risk			89.00%
Colombian [Member] | Revenues [Member] | Three Customers [Member]
Percentage of concentration risk				97.00%
Colombian [Member] | Accounts Receivable [Member] | Customer [Member]
Percentage of concentration risk			51.00%	16.00%
African [Member]
Cash held			$ 235,000
Revenue from operations			$ 1,400,000	$ 1,400,000
African [Member] | Revenues [Member] | Customer [Member]
Percentage of concentration risk			37.00%	60.00%
African [Member] | Accounts Receivable [Member] | Customer [Member]
Percentage of concentration risk			46.00%	84.00%
British Banks [Member]
Cash held			$ 24,000
Africa [Member]
Loss from operations	(173,460)	(131,719)	(824,065)	$ (1,035,987)
South America [Member]
Loss from operations	(1,256,952)	(1,329,590)	(6,540,029)	(8,300,967)
North America [Member]
Loss from operations	$ (737,962)	$ (1,047,886)	$ (1,959,125)	$ (2,672,161)
United States [Member] | Revenues [Member] | Customer [Member]
Percentage of concentration risk			14.00%	22.00%
United States [Member] | Accounts Receivable [Member] | Customer [Member]
Percentage of concentration risk			3.00%
ZIMBABWE [Member] | Revenues [Member] | Customer [Member]
Percentage of concentration risk			37.00%